UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission’s website at http://www.sec.gov.

Fund Overview

October 31, 2012

Investment Goal

To approximate, before fund expenses, the investment results of the S&P 500 Index

Inception Date

Class I – March 1, 2000

Class II – March 27, 2000

Ticker Symbol

Class I – UASPX

Class II – UAIIX

Market Commentary for the Year Ended October 31, 2012

United Association S&P 500 Index Fund

Performance

For the 12 months ending October 31, 2012, the United Association S&P 500 Index Fund Class I shares returned a total of 14.93% net of fees. The fund strives to track performance of the S&P 500 Index, which returned 15.21% over the same period.

U.S. equity markets experienced broad-based strength during the 12-month period, but double-digit gains masked what was significant volatility. As the annual period began, U.S. equity markets faced a number of headwinds, as Standard & Poor’s downgraded ratings on several large banks and the U.S. Congressional supercommittee failed to come to agreement on federal spending cuts. In addition, Europe’s sovereign debt crisis deteriorated, weighing on U.S. investor sentiment. However, volatility levels fell significantly in December 2011 and a market rally ensued, as coordinated action was introduced by six central banks around the globe in an effort to buoy European banks.

The first quarter of 2012 proved to be one of the strongest quarters for U.S. equities since 2006, as an improving economic backdrop in the U.S., shaky economic conditions in China and increased liquidity in Europe boosted investor confidence in the U.S. large-cap equity asset class. The U.S. equity markets also rose on improvements in the labor and housing markets and on corporations flush with cash stepping up their share buy-back programs and acquisition activity. The U.S. equity market then retreated again through much of the second calendar quarter amidst questions about the strength of the U.S. economic recovery and increasing uncertainty in Europe. The U.S. labor market appeared to lose some momentum, and the first quarter GDP estimate was revised down from 2.2% to 1.9%. This, combined with disappointing economic reports from faster-growing regions of the world, renewed fears of a global economic slowdown.

The U.S. equity market rallied during the third quarter of 2012, with the S&P 500 Index reaching its highest level since May 2008. The Federal Reserve (“Fed”) announced a third round of quantitative easing, dubbed QE3, this time with no expiration date and with the explicit goal of reducing unemployment. The Fed also extended its policy of near-zero short-term interest rates until at least mid-2015. After the announcement of QE3 and despite signs of better economic recovery, the U.S. equity market gave up some gains in October given ongoing uncertainty in Europe and a number of companies giving lower-than-expected earnings guidance. Indeed, almost 25% of the S&P 500 companies provided lower-than-expected earnings guidance, the highest percentage of negative pre-announcements since March 2009. Analysts’ expectations for third quarter 2012 earnings growth was down to -2.1% from 6.6% at the start of 2012. Third quarter earnings estimates for the S&P 500 Index stood at $24.93, a less than 1.5% increase from a year ago. The outcome of the U.S. presidential election remained an uncertainty, and U.S. equity trading was halted for two days at the end of the month due to Hurricane Sandy.

For the annual period overall, all 10 sectors in the S&P 500 Index produced positive returns, led by telecommunication services, financials, health care and consumer discretionary. The comparatively weakest performing sectors in the S&P 500 Index were materials, energy, information technology and utilities. Within the S&P 500 Index, the stocks with the highest total return during the 12-month period were homebuilders PulteGroup and Lennar, online travel services company Expedia, telecommunications giant Sprint Nextel and home appliances manufacturer Whirlpool. The weakest performing securities were coal miner Alpha Natural Resources, semiconductor company Advanced Micro Devices, specialty apparel retailer Abercrombie & Fitch, higher education services provider Apollo Group and solar module manufacturer First Solar.

Fund Overview

October 31, 2012

Many historical market trends seem to suggest the fourth quarter of 2012 could be a positive closing for stock market investors, with the potential for upside surprises perhaps more pronounced. At the end of the annual period, earnings expectations were low, stimulus was in the pipeline and leading indicators of macroeconomic activity had begun to improve. Also, since 1928, during the seven prior election years when the S&P 500 was up 10% or more through the first three quarters of the year, the Index posted gains in all seven years for an average gain of 6.2%. All that said, there remained significant uncertainty of market growth being fueled by government intervention, including QE3. Thus, future declines in GDP, if any, could lead to increased risks of recession and a potential pullback in the equity markets.

Sincerely,

Hitesh Patel

Managing Director and Senior Portfolio Manager

The above commentary represents PNC Capital Advisors, LLC’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Fund Overview

October 31, 2012

Performance Update
	Average Annual Total Returns
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date*
UA S&P 500 Index Fund, Class I	14.93%	12.92%	0.34%	6.87%	2.06%
S&P 500 Index	15.21%	13.21%	0.36%	6.91%	2.08%

*	Commenced operations on March 1, 2000.

	Average Annual Total Returns
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date**
UA S&P 500 Index Fund, Class II	14.89%	12.88%	0.31%	6.83%	1.20%
S&P 500 Index	15.21%	13.21%	0.36%	6.91%	1.28%

**	Commenced operations on March 27, 2000.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Overview

October 31, 2012

Top 10 Holdings* (% of Total Net Assets)
Apple	4.3%	International Business
Exxon Mobil	3.3%	Machines	1.6%
General Electric	1.7%	AT&T	1.5%
Microsoft	1.7%	Johnson & Johnson	1.5%
Chevron	1.7%	Procter & Gamble	1.5%
		Pfizer	1.4%

*Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of the annual period end and may not be representative of the Fund’s current or future investments.

Definition of the Index

The Standard & Poor’s 500® Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

“Standard & Poor’s®”, “S&P®”, “S&P500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PNC Capital Advisors, LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

October 31, 2012

United Association S&P 500 Index Fund

Sector Weightings (unaudited)†

† Percentages are based on total investments.

Schedule of Investments

Description	Shares	Value

Common Stock (98.8%)
Consumer Discretionary (10.9%)
Abercrombie & Fitch, Cl A	839	$25,657
Amazon.com*	3,521	819,759
Apollo Group, Cl A*	1,095	21,987
AutoNation*	435	19,314
Autozone*	346	129,750
Bed Bath & Beyond*	2,612	150,660
Best Buy	2,763	42,025
Big Lots*	653	19,022
BorgWarner*	1,027	67,597
Cablevision Systems, Cl A	2,123	36,983
CarMax*	2,191	73,946
Carnival	4,218	159,778
CBS, Cl B	5,879	190,480
Chipotle Mexican Grill, Cl A*	306	77,886
Coach	2,825	158,341
Comcast, Cl A	25,640	961,756
Darden Restaurants	1,239	65,196
DIRECTV*	6,335	323,782
Discovery Communications, Cl A*	2,506	147,904
Dollar Tree*	2,359	94,053
DR Horton	2,639	55,313
Expedia	907	53,649
Family Dollar Stores	1,884	124,269
Ford Motor	36,378	405,978
Fossil*	505	43,985
GameStop, Cl A	1,360	31,049
Gannett	2,255	38,110
Gap	2,834	101,231
Genuine Parts	1,527	95,560
Goodyear Tire & Rubber*	2,373	27,076

Description	Shares	Value

H&R Block	2,840	$50,268
Harley-Davidson	2,214	103,527
Harman International Industries	673	28,219
Hasbro	1,153	41,496
Home Depot	14,755	905,662
International Game Technology	2,752	35,336
Interpublic Group	4,457	45,016
JC Penney	1,466	35,199
Johnson Controls	6,512	167,684
Kohl’s	2,119	112,900
Leggett & Platt	1,351	35,842
Lennar, Cl A	1,554	58,228
Limited Brands	2,401	114,984
Lowe’s	10,908	353,201
Macy’s	4,095	155,897
Marriott International, Cl A	2,591	94,519
Mattel	3,404	125,199
McDonald’s	9,688	840,918
McGraw-Hill	2,749	151,965
NetFlix*	529	41,839
Newell Rubbermaid	2,723	56,203
News, Cl A	19,589	468,569
Nike, Cl B	3,604	329,334
Nordstrom	1,549	87,937
Omnicom Group	2,641	126,530
O’Reilly Automotive*	1,262	108,128
PetSmart	1,138	75,552
priceline.com*	495	284,016
PulteGroup*	3,172	55,003
Ralph Lauren, Cl A	640	98,362
Ross Stores	2,281	139,027
Scripps Networks Interactive, Cl A	910	55,255
Staples	6,476	74,571
Starbucks	7,207	330,801
Starwood Hotels & Resorts Worldwide	1,893	98,152
Target	6,320	402,900
Tiffany	1,251	79,088
Time Warner	9,042	392,875
Time Warner Cable, Cl A	2,952	292,573
TJX	7,469	310,934
TripAdvisor*	907	27,473
Urban Outfitters*	1,170	41,839
VF	862	134,886
Viacom, Cl B	4,686	240,251
Walt Disney	17,341	850,923
Washington Post, Cl B	48	16,008
Whirlpool	728	71,111
Wyndham Worldwide	1,412	71,165

The accompanying notes are an integral part of the financial statements.

October 31, 2012

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Wynn Resorts	745	$90,190
Yum! Brands	4,462	312,831

		13,782,482

Consumer Staples (10.7%)
Altria Group	19,442	618,256
Archer-Daniels-Midland	6,471	173,682
Avon Products	4,135	64,051
Beam	1,519	84,396
Brown-Forman, Cl B	1,490	95,449
Campbell Soup	2,179	76,853
Clorox	1,278	92,400
Coca-Cola	37,707	1,401,946
Coca-Cola Enterprises	2,957	92,968
Colgate-Palmolive	4,226	443,561
ConAgra Foods	4,050	112,752
Constellation Brands, Cl A*	1,714	60,573
Costco Wholesale	4,233	416,654
CVS	12,197	565,941
Dean Foods*	1,851	31,171
Dr. Pepper Snapple Group	2,124	91,013
Estee Lauder, Cl A	2,327	143,390
General Mills	6,374	255,470
Hershey	1,528	105,203
HJ Heinz	3,173	182,479
Hormel Foods	1,374	40,574
JM Smucker	1,619	138,651
Kellogg	2,443	127,818
Kimberly-Clark	3,872	323,118
Kraft Foods Group*	5,835	265,376
Kroger	5,701	143,779
Lorillard	1,307	151,625
McCormick	1,313	80,907
Mead Johnson Nutrition, Cl A	2,031	125,231
Molson Coors Brewing, Cl B	1,565	67,514
Mondelez International, Cl A*	16,989	450,888
Monster Beverage*	1,494	66,737
PepsiCo	15,021	1,040,054
Philip Morris International	15,977	1,414,923
Procter & Gamble	26,962	1,866,849
Reynolds American	3,366	140,160
Safeway	2,590	42,243
Sysco	5,895	183,158
Tyson Foods, Cl A	2,870	48,245
Walgreen	8,641	304,422
Wal-Mart Stores	16,529	1,240,006
Whole Foods Market	1,581	149,768

		13,520,254

Description	Shares	Value

Energy (11.3%)
Anadarko Petroleum	5,002	$344,188
Apache	3,959	327,607
Baker Hughes	4,344	182,318
Cabot Oil & Gas	2,128	99,974
Cameron International*	2,829	143,261
Chesapeake Energy	5,330	107,986
Chevron	19,049	2,099,390
ConocoPhillips	11,980	693,043
Consol Energy	2,270	79,813
Denbury Resources*	3,827	58,668
Devon Energy	3,934	228,998
Diamond Offshore Drilling	681	47,152
Ensco, Cl A	2,272	131,367
EOG Resources	2,631	306,485
EQT	1,497	90,763
Exxon Mobil	45,429	4,141,762
FMC Technologies*	3,051	124,786
Halliburton	9,383	302,977
Helmerich & Payne	1,084	51,815
Hess	3,061	159,968
Kinder Morgan	5,656	196,320
Marathon Oil	6,997	210,330
Marathon Petroleum	3,468	190,497
Murphy Oil	1,927	115,620
Nabors Industries Ltd.*	2,748	37,071
National Oilwell Varco	4,380	322,806
Newfield Exploration*	3,324	90,147
Noble	2,458	92,765
Noble Energy	1,915	181,944
Occidental Petroleum	8,296	655,052
Peabody Energy	2,594	72,373
Phillips 66	6,412	302,390
Pioneer Natural Resources	1,229	129,844
QEP Resources	1,727	50,083
Range Resources	1,605	104,903
Rowan, Cl A*	1,210	38,369
Schlumberger	13,412	932,536
Southwestern Energy*	3,412	118,396
Spectra Energy	6,460	186,500
Tesoro	1,378	51,964
Valero Energy	5,552	161,563
Williams	6,391	223,621
WPX Energy*	1,900	32,186

		14,219,601

The accompanying notes are an integral part of the financial statements.

October 31, 2012

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Financials (15.2%)
ACE	3,277	$257,736
Aflac	4,664	232,174
Allstate	4,835	193,303
American Express	9,781	547,443
American International Group*	12,064	421,395
American Tower REIT, Cl A	4,065	306,054
Ameriprise Financial	2,122	123,861
Aon	3,176	171,345
Apartment Investment & Management REIT, Cl A	1,187	31,681
Assurant	913	34,521
AvalonBay Communities REIT	962	130,409
Bank of America	109,287	1,018,555
Bank of New York Mellon	11,762	290,639
BB&T	6,924	200,450
Berkshire Hathaway, Cl B*	17,769	1,534,353
BlackRock, Cl A (A)	1,252	237,479
Boston Properties REIT	1,455	154,666
Capital One Financial	5,668	341,044
CBRE Group, Cl A*	3,038	54,745
Charles Schwab	11,480	155,898
Chubb	2,658	204,613
Cincinnati Financial	1,583	63,067
Citigroup	29,447	1,101,023
CME Group, Cl A	3,134	175,285
Comerica	1,791	53,390
Discover Financial Services	5,446	223,286
E*Trade Financial*	2,219	18,551
Equity Residential REIT	2,991	171,713
Federated Investors, Cl B	876	20,358
Fifth Third Bancorp	9,623	139,822
First Horizon National	2,394	22,288
Franklin Resources	1,350	172,530
Genworth Financial, Cl A*	4,739	28,244
Goldman Sachs Group	4,537	555,283
Hartford Financial Services Group	4,066	88,273
HCP REIT	4,317	191,243
Health Care REIT	2,091	124,268
Host Hotels & Resorts REIT	6,819	98,603
Hudson City Bancorp	13,590	115,311
Huntington Bancshares	9,978	63,760
IntercontinentalExchange*	704	92,224
Invesco	4,235	102,995
JPMorgan Chase	37,296	1,554,497
KeyCorp	8,784	73,961
Kimco Realty REIT	3,828	74,723
Legg Mason	1,175	29,939

Description	Shares	Value

Leucadia National	1,941	$44,061
Lincoln National	2,616	64,851
Loews	2,959	125,106
M&T Bank	1,199	124,816
Marsh & McLennan	5,204	177,092
MetLife	10,829	384,321
Moody’s	1,855	89,337
Morgan Stanley	14,096	244,988
Nasdaq OMX Group	1,205	28,691
Northern Trust	2,262	108,078
NYSE Euronext	2,556	63,287
People’s United Financial	3,393	40,818
Plum Creek Timber REIT	1,551	68,089
PNC Financial Services Group (A)	5,166	300,610
Principal Financial Group	2,766	76,176
Progressive	5,794	129,206
ProLogis REIT	4,427	151,802
Prudential Financial	4,518	257,752
Public Storage REIT	1,473	204,202
Regions Financial	13,796	89,950
Simon Property Group REIT	3,090	470,329
SLM	5,126	90,115
State Street	4,773	212,733
SunTrust Banks	5,257	142,990
T Rowe Price Group	2,428	157,674
Torchmark	964	48,769
Travelers	3,808	270,140
UnumProvident	2,794	56,662
US Bancorp	20,558	682,731
Ventas REIT	2,799	177,093
Vornado Realty Trust REIT	1,774	142,292
Wells Fargo	49,205	1,657,717
Weyerhaeuser REIT	5,143	142,409
XL Group, Cl A	3,063	75,779
Zions Bancorporation	1,556	33,407

		19,131,074

Health Care (11.9%)
Abbott Laboratories	14,966	980,572
Aetna	3,483	152,207
Agilent Technologies	3,283	118,155
Alexion Pharmaceuticals*	1,787	161,509
Allergan	2,958	265,983
AmerisourceBergen	2,548	100,493
Amgen	7,436	643,549
Baxter International	5,460	341,960
Becton Dickinson	2,050	155,144
Biogen Idec*	2,359	326,061

The accompanying notes are an integral part of the financial statements.

October 31, 2012

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Boston Scientific*	14,136	$72,659
Bristol-Myers Squibb	16,676	554,477
Cardinal Health	3,442	141,569
CareFusion*	2,172	57,688
Celgene*	4,260	312,343
Cerner*	1,418	108,037
Cigna	2,723	138,873
Coventry Health Care	1,376	60,049
Covidien	4,583	251,836
CR Bard	1,006	96,767
DaVita*	912	102,618
DENTSPLY International	1,773	65,317
Edwards Lifesciences*	1,130	98,118
Eli Lilly	10,022	487,370
Express Scripts*	8,534	525,182
Forest Laboratories*	2,970	100,119
Gilead Sciences*	6,800	456,688
Hospira*	1,558	47,815
Humana	1,615	119,946
Intuitive Surgical*	390	211,466
Johnson & Johnson	26,826	1,899,817
Laboratory Corp of America Holdings*	941	79,731
Life Technologies*	1,747	85,446
McKesson	2,419	225,717
Medtronic	9,872	410,478
Merck	28,880	1,317,794
Mylan*	4,231	107,214
Patterson	842	28,123
PerkinElmer	1,099	33,992
Perrigo	943	108,455
Pfizer	71,070	1,767,511
Quest Diagnostics	1,528	88,196
St. Jude Medical	3,045	116,502
Stryker	3,063	161,114
Tenet Healthcare*	940	22,184
Thermo Fisher Scientific	3,470	211,878
UnitedHealth Group	9,950	557,200
Varian Medical Systems*	1,067	71,233
Waters*	868	71,011
Watson Pharmaceuticals*	1,281	110,102
WellPoint	3,178	194,748
Zimmer Holdings	1,703	109,350

		15,032,366

Industrials (9.8%)
3M	6,315	553,194
ADT*	2,253	93,522
Avery Dennison	1,007	32,607

Description	Shares	Value

Boeing	6,738	$474,625
Caterpillar	6,624	561,782
CH Robinson Worldwide	1,638	98,820
Cintas	1,087	45,448
Cooper Industries	1,490	111,660
CSX	10,937	223,881
Cummins	1,766	165,262
Danaher	5,548	286,998
Deere	3,885	331,934
Dover	1,786	103,981
Dun & Bradstreet	468	37,927
Eaton	3,189	150,585
Emerson Electric	7,077	342,739
Engility Holdings*	160	3,040
Equifax	1,196	59,848
Expeditors International Washington	2,082	76,222
Fastenal	2,651	118,500
FedEx	3,015	277,350
Flowserve	526	71,268
Fluor	1,625	90,756
General Dynamics	3,260	221,941
General Electric	101,568	2,139,022
Honeywell International	7,500	459,300
Illinois Tool Works	4,212	258,322
Ingersoll-Rand	2,892	136,011
Iron Mountain	1,697	58,716
Jacobs Engineering Group*	1,208	46,617
Joy Global	1,053	65,760
L-3 Communications Holdings	960	70,848
Lockheed Martin	2,609	244,385
Masco	3,165	47,760
Norfolk Southern	3,523	216,136
Northrop Grumman	2,465	169,321
Paccar	3,408	147,703
Pall	1,137	71,586
Parker Hannifin	2,120	166,759
Pentair	1,081	45,661
Pitney Bowes	1,997	28,677
Precision Castparts	1,415	244,894
Quanta Services*	2,060	53,416
Raytheon	3,353	189,646
Republic Services, Cl A	3,144	89,132
Robert Half International	1,360	36,570
Rockwell Automation	1,384	98,347
Rockwell Collins	1,482	79,405
Roper Industries	928	101,310
RR Donnelley & Sons	1,778	17,816
Ryder System	495	22,334

The accompanying notes are an integral part of the financial statements.

October 31, 2012

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Snap-on	567	$43,846
Southwest Airlines	7,567	66,741
Stanley Black & Decker	1,607	111,365
Stericycle*	854	80,925
Textron	2,728	68,773
Tyco International	4,507	121,103
Union Pacific	4,907	603,708
United Parcel Service, Cl B	7,118	521,393
United Technologies	8,341	651,932
W.W. Grainger	596	120,040
Waste Management	4,615	151,095
Xylem	1,770	42,940

		12,423,205

Information Technology (18.9%)
Accenture, Cl A	6,178	416,459
Adobe Systems*	4,836	164,424
Advanced Micro Devices*	10,131	20,768
Akamai Technologies*	1,743	66,217
Altera	3,647	111,160
Amphenol, Cl A	1,604	96,449
Analog Devices	2,856	111,698
Apple	9,051	5,386,250
Applied Materials	12,408	131,525
Autodesk*	2,064	65,718
Automatic Data Processing	4,850	280,282
BMC Software*	1,613	65,649
Broadcom, Cl A	5,035	158,779
CA	3,596	80,982
Cisco Systems	52,325	896,850
Citrix Systems*	2,112	130,543
Cognizant Technology Solutions, Cl A*	2,878	191,819
Computer Sciences	2,165	65,924
Corning	14,318	168,236
Dell	14,826	136,844
eBay*	11,177	539,737
Electronic Arts*	3,336	41,200
EMC*	20,407	498,339
F5 Networks*	752	62,025
Fidelity National Information Services	2,254	74,089
First Solar*	1,578	38,361
Fiserv*	1,352	101,319
FLIR Systems	1,504	29,223
Google, Cl A*	2,562	1,741,571
Harris	1,122	51,365
Hewlett-Packard	19,340	267,859
Intel	49,806	1,077,055
International Business Machines	10,515	2,045,483

Description	Shares	Value

Intuit	2,854	$169,585
Jabil Circuit	1,821	31,576
JDS Uniphase*	2,174	21,066
Juniper Networks*	5,185	85,915
KLA-Tencor	1,580	73,502
Lam Research*	1,966	69,596
Linear Technology	2,238	69,960
LSI*	5,389	36,915
Mastercard, Cl A	1,056	486,742
Microchip Technology	1,866	58,499
Micron Technology*	9,030	48,988
Microsoft	73,939	2,109,849
Molex	1,331	34,566
Motorola Solutions	2,902	149,975
NetApp*	4,138	111,312
NVIDIA*	6,102	73,041
Oracle	37,898	1,176,733
Paychex	3,180	103,127
Qualcomm	16,746	980,897
Red Hat*	1,926	94,701
SAIC	2,726	29,959
Salesforce.com*	1,308	190,942
SanDisk*	2,428	101,393
Seagate Technology	3,503	95,702
Symantec*	7,089	128,949
TE Connectivity	4,758	153,113
Teradata*	1,621	110,730
Teradyne*	1,781	26,038
Texas Instruments	12,936	363,372
Total System Services	1,578	35,489
VeriSign*	1,559	57,792
Visa, Cl A	5,087	705,872
Western Digital	2,355	80,612
Western Union	6,086	77,292
Xerox	13,054	84,068
Xilinx	2,543	83,309
Yahoo!*	10,160	170,790

		23,796,169

Materials (3.4%)
Air Products & Chemicals	2,039	158,084
Airgas	857	76,247
Alcoa	10,155	87,028
Allegheny Technologies	1,009	26,587
Ball	1,524	65,273
Bemis	1,015	33,546
CF Industries Holdings	646	132,553
Cliffs Natural Resources	1,602	58,105

The accompanying notes are an integral part of the financial statements.

October 31, 2012

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Dow Chemical	12,211	$357,782
Eastman Chemical	1,353	80,152
Ecolab	2,591	180,334
EI du Pont de Nemours	9,151	407,402
FMC	1,374	73,536
Freeport-McMoRan Copper & Gold	9,394	365,239
International Flavors & Fragrances	792	51,179
International Paper	4,286	153,567
LyondellBasell Industries, Cl A	3,368	179,817
MeadWestvaco	1,643	48,781
Monsanto	5,081	437,322
Mosaic	2,720	142,365
Newmont Mining	4,840	264,022
Nucor	3,065	122,998
Owens-Illinois*	1,600	31,184
PPG Industries	1,501	175,737
Praxair	2,952	313,532
Sealed Air	1,838	29,812
Sherwin-Williams	850	121,193
Sigma-Aldrich	1,170	82,064
Titanium Metals	810	9,485
United States Steel	1,279	26,079
Vulcan Materials	1,271	58,428

		4,349,433

Telecommunication Services (3.1%)
AT&T	55,287	1,912,377
CenturyTel	6,119	234,847
Crown Castle International*	2,933	195,778
Frontier Communications	15,489	73,108
MetroPCS Communications*	2,900	29,609
Sprint-FON Group*	29,088	161,148
Verizon Communications	27,214	1,214,833
Windstream	5,859	55,895

		3,877,595

Utilities (3.6%)
AES	6,486	67,779
AGL Resources	1,153	47,077
Ameren	2,451	80,589
American Electric Power	4,836	214,912
CenterPoint Energy	4,290	92,964
CMS Energy	2,605	63,354
Consolidated Edison	2,965	179,027
Dominion Resources	5,756	303,802
DTE Energy	1,718	106,688
Duke Energy	7,055	463,443

Description	Shares	Value

Edison International	3,281	$154,010
Entergy	1,766	128,176
Exelon	8,635	308,960
FirstEnergy	4,218	192,847
Integrys Energy Group	797	43,070
NextEra Energy	4,168	292,010
NiSource	2,876	73,252
Northeast Utilities	3,032	119,158
NRG Energy	2,285	49,265
Oneok	2,087	98,715
Pepco Holdings	2,350	46,694
PG&E	4,095	174,119
Pinnacle West Capital	1,117	59,167
PPL	5,820	172,156
Public Service Enterprise Group	5,088	163,020
SCANA	1,173	57,571
Sempra Energy	2,410	168,097
Southern	8,707	407,836
TECO Energy	2,214	39,564
Wisconsin Energy	2,334	89,789
Xcel Energy	4,954	139,950

		4,597,061

Total Common Stock (Cost $152,506,753)		124,729,240

Exchange Traded Fund (0.3%)
SPDR S&P 500 ETF Trust (Cost $403,053)	2,838	400,669

Cash Equivalent (0.7%)
PNC Advantage Institutional Money Market Fund, 0.050% (B) (C) (Cost $807,105)	807,105	807,105

Total Investments — 99.8% (Cost $153,716,911)		$125,937,014

Percentages are based on Net Assets of $126,240,693.

*	Non-income producing security.
(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(B)	The rate reported is the 7-day effective yield as of October 31, 2012
(C)	Investment in Affiliated Security (see Note 3).

Cl — Class

Ltd. — Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of the financial statements.

October 31, 2012

United Association S&P 500 Index Fund — concluded

A list of the open long S&P 500 Index futures contracts held by the Fund at October 31, 2012, is as follows:

Number of Contracts	Contract Value	Expiration	Unrealized Depreciation
17	$1,195,780	December 2012	($14,369)

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

As of October 31, 2012

United Association S&P 500 Index Fund
Assets:
Investments at Value (Cost $151,976,580)	$124,591,820
Affiliated Investments at Value (Cost $1,740,331)	1,345,194
Receivable for Capital Shares Sold	321,036
Dividends Receivable	147,904
Deposits with Brokers for Open Futures	59,500
Receivable due from Distributor	54,134
Prepaid Expenses	12,437
Total Assets	126,532,025
Liabilities:
Payable for Capital Shares Redeemed	103,264
Payable for Distribution Fees	74,556
Payable due to Investment Adviser	10,393
Payable due to Trustees’	3,246
Chief Compliance Officer Fees Payable	3,158
Payable due to Administrator	2,527
Variation Margin Payable	680
Payable due to Custodian	547
Other Accrued Expenses	92,961
Total Liabilities	291,332
Net Assets	$126,240,693
Net Assets Consist of:
Paid-in Capital	$175,791,723
Undistributed Net Investment Income	121,398
Accumulated Net Realized Loss on Investments and Futures Contracts	(21,878,162)
Net Unrealized Depreciation on Investments	(27,779,897)
Net Unrealized Depreciation on Futures Contracts	(14,369)
Net Assets	$126,240,693
Class I:
Net Asset Value, Offering and Redemption Price Per Share — Institutional Shares (unlimited authorization — no par value) ($99,303,201 ÷ 9,609,250 shares)	$10.33

Class II:
Net Asset Value, Offering and Redemption Price Per Share — Retail Shares (unlimited authorization — no par value) ($26,937,492 ÷ 2,611,399 shares)	$10.32

The accompanying notes are an integral part of the financial statements.

Statement of Operations

For the year ended October 31, 2012

United Association S&P 500 Index Fund
Investment Income:
Dividends (Net of Foreign Taxes Withheld of $671)	$2,971,028
Dividends from Affiliated Investments	16,222
Total Income	2,987,250
Expenses:
Investment Advisory Fees	129,483
Administration Fees	30,000
Distribution Fees — Class II	27,720
Trustees’ Fees	13,740
Chief Compliance Officer Fees	9,257
Custodian Fees	6,815
Transfer Agent Fees	185,353
Professional Fees	73,492
Printing Fees	31,649
Registration Fees	21,696
Other Expenses	31,640
Total Expenses	560,845
Less: Distribution Fees — Class II Waived	(13,860)
Net Expenses	546,985
Net Investment Income	2,440,265
Realized and Unrealized Gain (Loss):
Net Realized Gain on Investments	5,054,601
Net Realized Gain on Affiliated Investment	12,059
Net Realized Gain on Futures Contracts	388,238
Net Change in Unrealized Appreciation (Depreciation) on Investments	12,377,505
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	24,207
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(180,700)
Net Realized and Unrealized Gain	17,675,910
Net Increase in Net Assets Resulting from Operations	$20,116,175

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	United Association S&P 500 Index Fund
	11/1/11- 10/31/12	11/1/10- 10/31/11
Operations:
Net Investment Income	$2,440,265	$3,717,348
Net Realized Gain on Investments (Including Gain on Affiliated Investment)	5,066,660	19,023,392
Net Realized Gain on Futures Contracts	388,238	430,285
Net Change in Unrealized Appreciation (Depreciation) on Investments (Including Appreciation (Depreciation) on Affiliated Investment)	12,401,712	(815,963)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(180,700)	4,137
Net Increase in Net Assets Resulting from Operations	20,116,175	22,359,199
Dividends:
Net Investment Income
Class I	(1,973,209)	(3,312,093)
Class II	(482,398)	(546,939)
Net Decrease in Net Assets from Dividends	(2,455,607)	(3,859,032)
Capital Share Transactions:
Class I
Issued	20,052,574	26,985,283
Reinvestment of Dividends	1,965,537	3,288,676
Redeemed	(42,709,956)	(144,822,018)

Net Class I Capital Share Transactions	(20,691,845)	(114,548,059)
Class II
Issued	4,205,779	6,123,262
Reinvestment of Dividends	482,077	546,609
Redeemed	(9,206,567)	(9,441,541)

Net Class II Capital Share Transactions	(4,518,711)	(2,771,670)
Net Decrease in Net Assets from Capital Share Transactions	(25,210,556)	(117,319,729)
Total Decrease in Net Assets	(7,549,988)	(98,819,562)
Net Assets:
Beginning of Year	133,790,681	232,610,243
End of Year (including undistributed net investment income of $121,398 and $125,471, respectively)	$126,240,693	$133,790,681

Share transactions:
Class I
Issued	2,106,369	2,929,235
Reinvestment of Dividends	197,465	355,359
Redeemed	(4,241,583)	(15,310,232)

Net Decrease in Shares Outstanding from Share Transactions	(1,937,749)	(12,025,638)
Class II
Issued	426,605	685,303
Reinvestment of Dividends	48,506	59,799
Redeemed	(939,009)	(1,014,814)

Net Decrease in Shares Outstanding from Share Transactions	(463,898)	(269,712)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investment(1)	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Year	Total Return†		Net Assets End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

United Association S&P 500 Index Fund

Class I
2012	$9.15	$0.18	$1.18	$1.36	$(0.18)	$(0.18)	$10.33	14.93%		$99,303	0.39%	0.39%	1.81%	22%
2011	8.64	0.16	0.53	0.69	(0.18)	(0.18)	9.15	8.02		105,692	0.28	0.28	1.74	22
2010	7.60	0.16	1.04	1.20	(0.16)	(0.16)	8.64	15.99		203,744	0.25	0.25	1.99	24
2009	7.05	0.15	0.55	0.70	(0.15)	(0.15)	7.60	10.29		185,803	0.28	0.28	2.19	14
2008	11.23	0.19	(4.18)	(3.99)	(0.19)	(0.19)	7.05	(35.95)		144,247	0.23	0.23	1.95	18

Class II
2012	$9.14	$0.17	$1.18	$1.35	$(0.17)	$(0.17)	$10.32	14.89	%*	$26,938	0.44%	0.49%	1.76%	22%
2011	8.63	0.16	0.53	0.69	(0.18)	(0.18)	9.14	7.98	*	28,099	0.34	0.39	1.67	22
2010	7.59	0.16	1.04	1.20	(0.16)	(0.16)	8.63	15.95	*	28,867	0.30	0.35	1.95	24
2009	7.04	0.14	0.56	0.70	(0.15)	(0.15)	7.59	10.25	*	26,184	0.33	0.38	2.16	14
2008	11.21	0.18	(4.16)	(3.98)	(0.19)	(0.19)	7.04	(35.96	)*	23,453	0.28	0.33	1.90	18

*	Total Return would have been lower had the Distributor not waived a portion of its fee.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2012

1.	Organization:

The Advisors’ Inner Circle Fund (the ”Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 Funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the “Fund”). The Fund is classified as a diversified investment company. The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor’s 500 Composite Stock Price Index (the ”S&P 500 Index”) by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Notes to Financial Statements

October 31, 2012

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Effective May 1, 2012, the Fund adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with U.S. GAAP.

For the year ended October 31, 2012 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2012, there were no Level 3 securities.

For the year ended October 31, 2012 there have been no significant changes to the Fund’s fair value methodologies.

Valuation of Futures: Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis from settlement date. Dividend income is recorded on the ex-date.

Investments in Real Estate Investment Trusts (”REITs”): Dividend income is recorded based on the income included in distributions from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Futures Contracts: The Fund invests in S&P 500 Index futures contracts. The Fund’s investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities to the extent of the contract amounts as listed within the Schedule of Investments. Refer to the Schedule of Investments for details regarding open futures contracts as of October 31, 2012, which is also indicative of activity during the year ended October 31, 2012.

Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not”(i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the

Notes to Financial Statements

October 31, 2012

technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any interest or penalties.

Classes: Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions With Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

PNC Bank, National Association (the “Custodian”) acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. PNC Capital Advisors, LLC (the “Adviser”) is an indirect wholly owned subsidiary of The PNC Financial Services

Group, Inc. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.

As disclosed in the Schedule of Investments, the Fund owns securities issued by BlackRock Inc., The PNC Financial Services Group, Inc. and PNC Advantage Institutional Money Market Fund. The following is a summary of the transactions with affiliates for the year ended October 31, 2012.

Value 10/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/12	Dividend Income
BlackRock, Class A
$180,670	$72,570	$(59,463)	$42,109	$1,593	$237,479	$6,916

The PNC Financial Services Group, Inc.
$340,307	$41,666	$(117,629)	$24,207	$12,059	$300,610	$8,975

PNC Advantage Institutional Money Market Fund
$1,526,933	$21,024,135	$(21,743,963)	$—	$—	$807,105	$331

Totals:
$2,047,910	$21,138,371	$(21,921,055)	$66,316	$13,652	$1,345,194	$16,222

4.	Administration, Distribution, and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund’s average daily net assets, subject to a minimum fee of $30,000 as described in the Administration Agreement. For more information on these fees please see the Fund’s current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. For Class II shares of the Fund, the maximum annual distribution fee under the Plan is 0.10% of the average daily net assets of the Class. The Distributor has voluntarily agreed to limit this amount to 0.05% of the Fund’s average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services, reimbursement of expenses incurred

Notes to Financial Statements

October 31, 2012

in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. For the year ended October 31, 2012, the Distributor waived $13,860 in distribution fees.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Board.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2012, were as follows:

Purchases	$30,302,972
Sales	54,401,207

There were no purchases or sales of U.S. Government securities during the year ended October 31, 2012.

7.	Federal Tax Information:

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund’s fiscal year ended October 31, 2012 financial statements, with respect to Federal income tax disclosure, are based on the facts as of October 31, 2012 and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments, REIT reclass and expiration of capital loss carryforward. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Accordingly, the following reclassifications have been made to/from the following accounts:

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Undistributed Accumulated Net Realized Gain	Increase (Decrease) Paid in Capital
$11,269	$7,073,166	$(7,084,435)

These reclassifications have no impact on net assets or net asset value per share

The tax character of dividends and distributions paid during the years noted below were as follows:

	Ordinary Income	Total
2012	$2,455,607	$2,455,607
2011	3,859,032	3,859,032

As of October 31, 2012, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$125,447
Capital Loss Carryforwards	(18,465,023)
Unrealized Appreciation	(31,207,405)
Other Temporary Differences	(4,049)

Total Accumulated Losses	$(49,551,030)

Post-October losses represent losses realized on investment transactions from November 1, 2011 through April 30, 2012, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized in future years. As of October 31, 2012, the Fund had the following capital loss carryforwards:

Expires 2013	Total Capital Loss Carryforward
$18,465,023	$18,465,023

Notes to Financial Statements

October 31, 2012

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended October 31, 2012 , the Fund utilized $3,092,123 to offset capital gains and had expired capital loss carryforwards of $7,084,435.

For Federal income tax purposes, the cost of securities owned at October 31, 2012, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2012, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$157,144,419	$16,128,256	$(47,335,661)	$(31,207,405)

8.	Other:

At October 31, 2012, 60% of total Class I Shares were held by six record Shareholders and 76% of the total Class II Shares were held by one record Shareholder. These Shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9.	Recent Accounting Pronouncement:

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”.

The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

10.	Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

The Advisors’ Inner Circle Fund and Shareholders of

United Association S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Association S&P 500 Index Fund (one of the portfolios constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Fund”) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2012

Disclosure of Fund Expenses (Unaudited)

October 31, 2012

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Annualized Expense Ratios	Expenses Paid During Period*
United Association S&P 500 Index Fund — Class I
Actual Fund Return	$1,000.00	$1,149.30	0.41%	$2.22
Hypothetical 5% Return	1,000.00	1,023.14	0.41	2.09
United Association S&P 500 Index Fund — Class II
Actual Fund Return	$1,000.00	$1,148.90	0.46%	$2.49
Hypothetical 5% Return	1,000.00	1,022.89	0.46	2.35

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Trustees and Officers of The Advisors’ Inner Circle Fund

(Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-766-8043. The following chart lists Trustees and Officers as of October 31, 2012.

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED BOARD MEMBERS[3,4]

ROBERT A. NESHER 66 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and Adviser Managed Trust. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 72 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust and Adviser Managed Trust. Director of SEI Alpha Strategy Portfolios, LP. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

5	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Trustees and Officers of The Advisors’ Inner Circle Fund

(Unaudited) (continued)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[4]
INDEPENDENT BOARD MEMBERS[3]

CHARLES E. CARLBOM 78 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.	Trustee of The Advisors‘ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.
JOHN K. DARR 68 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.
JOSEPH T. GRAUSE JR. 60 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager—Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
MITCHELL A. JOHNSON 70 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998-2006). Director, The FBR Rushmore Funds (2002-2005). Trustee, Diversified Investors Portfolios (2006-2008).

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

4	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Trustees and Officers of The Advisors’ Inner Circle Fund

(Unaudited) (continued)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member/Officer[4]
INDEPENDENT BOARD MEMBERS[3]

BETTY L. KRIKORIAN 69 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
BRUCE R. SPECA 56 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President—Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
JAMES M. STOREY 81 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.	Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.
GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.

Current Directorships: Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust; member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

OFFICERS

MICHAEL BEATTIE 47 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.
MICHAEL LAWSON 52 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.	None.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

4	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Trustees and Officers of The Advisors’ Inner Circle Fund

(Unaudited) (concluded)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer
OFFICERS (continued)

RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006.	None.
DIANNE M. SULZBACH 35 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morrison & Foerster LLP from 2003 to 2006. Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.	None.
TIMOTHY D. BARTO 44 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.	None.
KERI ROHN 32 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.	None.
JOHN MUNCH 41 yrs. old	Vice President and Assistant Secretary (since 2012)	Attorney—SEI Investments Company	None.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

Investment Adviser:

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20036

Custodian:

PNC Bank, National Association

1900 East 9th Street, 13th Floor

Cleveland, OH 44114

UAF-AR-001-1000

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$250,692	$0	$0	$209,462	$0	$0
(b)	Audit-Related Fees	$12,000	$0	$0	$11,286	$0	$0
(c)	Tax Fees	$55,000	$0	$0	$56,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$406,500	N/A	N/A	$341,200	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$11,292	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$120,000	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$69,000	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2012	2011
Audit-Related Fees	5%	4%
Tax Fees	23%	20%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2012	2011
Audit-Related Fees	0%	0%
Tax Fees	3%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2012	2011
Audit-Related Fees	0%	N/A
Tax Fees	58%	N/A
All Other Fees	0%	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $29,771,000 and $34,500,000 for 2012 and 2011, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2012 and 2011, respectively.

(g) The aggregate non-audit fees and services billed by D&T for the last two fiscal years were $0 and $0 for 2012 and 2011, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ MICHAEL BEATTIE
Michael Beattie, President
Date: January 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ MICHAEL BEATTIE
Michael Beattie, President
Date: January 4, 2013

By (Signature and Title)*	/s/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO
Date: January 4, 2013

*	Print the name and title of each signing officer under his or her signature.